Deposits (Schedule of Time Deposits Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deposits From Banking Clients [Line Items]
2017	¥ 633,451
2018	205,410
2019	121,611
2020	52,595
2021	80,171
Total	¥ 1,093,238	¥ 1,028,977